Trade and Other Receivables - Schedule of Change in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Balance at beginning of year	$ 21
Balance at end of year	23	$ 21
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	21	20
Bad debt expense	45	34
Write-offs	(48)	(35)
Acquisitions	3	0
Disposals of businesses	(1)	(1)
Translation and other, net	3	3
Balance at end of year	$ 23	$ 21